WESTERN ASSET FUNDS, INC.

                       Supplement to the Prospectus dated
                                  July 1, 2009








The substitution of Legg Mason Partners Funds Advisor, LLC ("LMPFA") for Legg Mason Fund Adviser, Inc. ("LMFA") as investment manager of each Portfolio is effective as of October 1, 2009.









 This supplement should be retained with your Prospectus for future reference.













WASX012061